Supplement to the
Fidelity® Variable Insurance Products
FundsManager 30% Portfolio
Service Class 2 and Service Class
April 7, 2023
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2023.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
VFM30-SUSTK-1123-100 1.9911078.100	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 30% Portfolio
Investor Class
April 7, 2023
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2023.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
VFMI30-SUSTK-1123-100 1.9911080.100	November 1, 2023